Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Revenues and Adjusted EBITDA by Segment
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Revenues
Legal Professionals	673	620	1,341	1,246
Corporates	348	329	732	696
Tax & Accounting Professionals	197	168	422	386
Reuters News	168	155	328	310
Global Print	147	134	290	289
Eliminations/Rounding	(1)	(1)	(1)	(2)
Consolidated revenues	1,532	1,405	3,112	2,925

Adjusted EBITDA
Legal Professionals	285	254	564	484
Corporates	130	118	276	235
Tax & Accounting Professionals	72	54	170	138
Reuters News	35	25	63	44
Global Print	56	54	113	117
Corporate costs	(76)	(26)	(126)	(59)
Adjusted EBITDA	502	479	1,060	959
Fair value adjustments (see note 5)	(6)	(3)	(2)	20
Depreciation	(42)	(43)	(88)	(83)
Amortization of computer software	(122)	(118)	(237)	(229)
Amortization of other identifiable intangible assets	(30)	(30)	(61)	(60)
Other operating gains, net	14	80	31	48
Consolidated operating profit	316	365	703	655
Net interest expense	(49)	(52)	(100)	(97)
Other finance income (costs)	2	(13)	(4)	34
Share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)
Tax expense	(289)	(16)	(1,883)	(63)
Earnings from continuing operations	1,072	131	6,105	322